Document and Entity Information	Mar. 17, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	CalciMedica, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	505 Coast Boulevard South
Entity Address, Address Line Two	Suite 307
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	952-5500
Entity Information, Former Legal or Registered Name	Graybug Vision, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CALC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001534133
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	274 Redwood Shores
Entity Address, Address Line Two	P.O. Box 144
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037